Pensions and other post-employment benefits - Summary of Remeasurements Within Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ 890	£ (137)	£ 5,868
Gain/(loss) from change in financial assumptions	90	135	92
Experience gain/(loss)	23	(267)	(949)
Post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	7	7	21
Gain/(loss) from change in financial assumptions	44	(43)	219
Experience gain/(loss)	(1)	(4)	(12)
Total	£ 50	£ (40)	£ 228